GENERAL AND ADMINISTRATIVE EXPENSES	6 Months Ended
Dec. 26, 2020
GENERAL AND ADMINISTRATIVE EXPENSES
Note 24. GENERAL AND ADMINISTRATIVE EXPENSES

During the three and six months ended December 26, 2020 and December 28, 2019, general and administrative expenses consisted of the following:

	Three Months Ended		Six Months Ended
	December 26,	December 28,	December 26,	December 28,
	2020	2019	2020	2019

Salaries and Benefits	$9,601,502	$23,614,626	$19,642,206	$44,515,961
Professional Fees	3,602,429	5,142,056	7,201,764	10,427,325
Rent	8,977,156	9,274,734	17,584,889	16,409,249
Licenses, Fees and Taxes	1,713,267	5,857,171	4,964,145	8,179,070
Other General and Administrative	9,674,082	16,430,360	15,859,036	34,882,291

Total General and Administrative Expenses	$33,568,436	$60,318,947	$65,252,040	$114,413,896